Leases - Schedule of Statement of Operations Classification of Lease Costs (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Lease Cost
Total lease costs	$ 359,821	$ 1,045,883
Other Expense [Member]
Lease Cost
Interest expense	18,704	60,482
Operating Expense [Member]
Lease Cost
Operating	216,368	655,963
Amortization	$ 124,749	$ 329,438